Fair-Value Measurements (Placement Of Assets And Liabilities Within The Fair Value Hierarchy Levels) (Details) - Commodity Derivatives [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Fair Value	$ 16,383	$ 615
Liabilities Fair Value	(2,310)	(4,527)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Fair Value	0	0
Liabilities Fair Value	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Fair Value	0	0
Liabilities Fair Value	$ 0	$ 0